Repurchase of Shares (Details) In Millions, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2012 Additional Paid-in Capital [Member] USD ($)	Dec. 31, 2012 Additional Paid-in Capital [Member] CNY	Dec. 31, 2011 Additional Paid-in Capital [Member] USD ($)	Dec. 31, 2011 Additional Paid-in Capital [Member] CNY	Dec. 31, 2010 Additional Paid-in Capital [Member] USD ($)	Dec. 31, 2010 Additional Paid-in Capital [Member] CNY	Dec. 31, 2012 Retained Earnings [Member] USD ($)	Dec. 31, 2012 Retained Earnings [Member] CNY	Dec. 31, 2011 Retained Earnings [Member] USD ($)	Dec. 31, 2011 Retained Earnings [Member] CNY	Dec. 31, 2010 Retained Earnings [Member] USD ($)	Dec. 31, 2010 Retained Earnings [Member] CNY
Schedule of Repurchase of Shares [Line Items]
Share repurchase program, authorized amount	$ 100	$ 150
Share repurchase program, period in force	12 months	24 months
Number of ordinary shares repurchased and retired during period			21,946,754	21,946,754	12,221,320	12,221,320	12,123,982	12,123,982
Aggregate consideration of shares repurchased and retired during period			40.4	255.4	29.2	186.3	37.8	255.9
Excess of purchase price over par value			40.1	254.0	29.1	185.5	37.6	255.1	6.2	39.5	3.5	22.0	3.1	21.1	33.9	214.5	25.6	163.5	34.5	234.0
Number of shares repurchased accumulated			46,292,056	46,292,056
Aggregate consideration of shares repurchased accumulated			107.4	697.6
Excess of purchase price over par value accumulated			$ 106.8	694.6					$ 12.8	82.6					$ 94.0	612.0